UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2009



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2009


                      USAA MONEY MARKET FUND



[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

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     ANNUAL REPORT
     USAA MONEY MARKET FUND
     JULY 31, 2009

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FUND OBJECTIVE

HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

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TYPES OF INVESTMENTS

Invests in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

  Distributions to Shareholders                                               11

  Report of Independent Registered Public Accounting Firm                     12

  Portfolio of Investments                                                    13

  Notes to Portfolio of Investments                                           33

  Financial Statements                                                        37

  Notes to Financial Statements                                               40

EXPENSE EXAMPLE                                                               51

ADVISORY AGREEMENT                                                            53

TRUSTEES' AND OFFICERS' INFORMATION                                           58

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"IN THIS INVESTMENT CLIMATE, IT IS CRITICAL TO
HAVE AN INVESTMENT PLAN - ONE THAT SUITS         [PHOTO OF CHRISTOPHER W. CLAUS]
YOUR GOALS, RISK TOLERANCE, AND TIME HORIZON."

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AUGUST 2009

Over the past 12 months, investors have experienced both extremes - the ups and the downs -- of the investment markets.

During 2008, corporate bonds suffered one of their worst sell-offs in history. "Credit spreads," the risk premium between the yield of a fixed-income security and a comparable U.S. Treasury, widened dramatically. Investors saw distressed sales, poor liquidity conditions, and the demise of several large financial institutions. However, beginning in March 2009, corporate bonds enjoyed a remarkable rally as credit spreads contracted toward more normal, historical levels. Nevertheless, we believe attractive opportunities remain.

During the reporting period, money market yields declined as the Federal Reserve (the Fed), in an effort to stimulate the economy, cut short-term interest rates nearly to zero. The Fed's governors are likely to keep rates at these levels until they are certain of a sustained economic recovery. Accordingly, I don't expect money market yields to begin rising until sometime during the second half of 2010.

Meanwhile, the equity market seemed to be on a wild ride, one even more hair-raising than the one experienced by the bond market. Over the course of the reporting period, investors experienced two bear markets and two bull markets. (In a bear market, stock prices decline more than 20% from their peak. In a bull market, they increase more than 20% from their low.) The latest bull market began on March 9, 2009, after equities appeared to reach their lowest levels of this economic cycle. Stocks rallied strongly on optimism about the impact of the federal stimulus program. The rally continued into the end of the period on signs of economic improvement

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2  | USAA MONEY MARKET FUND

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and better-than-expected corporate earnings. Currently, we think the equity markets are trading at appropriate levels.

While corporate earnings have generally exceeded expectations, much of it was achieved by cost cutting and inventory reduction. Top line revenue growth is necessary to sustain an economic recovery, and this depends on the consumer. But the unemployment rate -- which I don't expect to return to normal levels in the near future -- appears to be weighing down consumer confidence. Although housing prices appear to be stabilizing and manufacturing is beginning to recover, the economy is likely to experience an extended period of slow economic growth before regaining its full health.

As for inflation, I don't see it as a near-term threat. With so much excess capacity, most businesses lack pricing power. Long term, however, inflation is a concern. The U.S. government has launched a tremendous number of initiatives, totaling more than $12 trillion. That number has raised concerns about the impact of these initiatives on the U.S. dollar and their potential to trigger inflation. Under the circumstances, some exposure to commodities, such as gold and other precious metals, could be advantageous as a potential hedge against a falling dollar and inflationary pressures.

In this investment climate, it is critical to have an investment plan -- one that suits your goals, risk tolerance, and time horizon. At USAA, we are proud to offer what we consider an outstanding value -- some of the industry's top investment talent, exceptional service, and no-load mutual funds.

We appreciate the opportunity to serve your investment needs. Thank you for your faith and trust in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Investment Management Company

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o   HOW DID THE USAA MONEY MARKET FUND (THE FUND) PERFORM FROM AUGUST 1, 2008,
    TO JULY 31, 2009?

    The seven-day yield on the Fund decreased from 2.38% on July 31, 2008, to 0.82% on July 31, 2009. The total return for the same period was 1.85%, compared to an average of .86% for all money market funds ranked by iMoneyNet, Inc. For the one-year reporting period ended July 31, 2009, the Fund was in the top 1% of iMoneyNet Inc.'s First Tier Retail Money Market Fund category; the Fund was ranked 1 out of a universe of 288 funds. Rankings are based on 12-month net compound unannualized returns.

o   WHAT WERE MARKET CONDITIONS DURING THE 12-MONTH REPORTING PERIOD?

    During the first half of the reporting period, the freeze in the credit markets deepened. The broad flight to quality, which began earlier in 2008, gained momentum as credit conditions continued to deteriorate and the economic outlook worsened. Lenders focused on rebuilding capital to support their funding needs.

    Refer to page 8 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA MONEY MARKET FUND

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    In an effort to thaw credit markets, the Federal Reserve (the Fed)
    accelerated its series of rate reductions from 2.00% in August 2008, reaching a range of 0% to 0.25% in December 2008. The U.S. government also implemented a variety of programs aimed at stabilizing the credit markets and improving liquidity. In one set of actions, it improved access to short-term credit. In others, it began lending directly to borrowers and investors. It also became an active buyer of securities in various markets, including commercial paper as well as mortgage-backed and asset-backed securities.

    As the year progressed, credit markets gradually began to thaw. Creditworthy borrowers were able to access funding in the money markets, although investor preferences remained concentrated in the shortest maturities.

o   WHAT WERE YOUR STRATEGIES DURING THE 12-MONTH REPORTING PERIOD?

    We emphasized our credit surveillance, relying on our experienced research team to help us navigate the difficult credit environment. To identify opportunities, we stayed true to our investment approach, remaining selective about the potential credit or structural risk posed by certain issuers or securities. We sought high-quality securities that we believed provided higher relative value which, in our opinion, generally were overlooked by the market.

    Because of credit market and liquidity conditions, we laddered the portfolio in the shortest maturities. When interest rates decline, we often find attractive yields in longer-term securities. However, this was not the case during the reporting period. Instead, we concentrated our purchases in a variety of instruments, primarily with shorter maturities. Consequently, the portfolio's weighted-average maturity (WAM) decreased. We maintained the Fund's shorter WAM even as the market rallied, primarily as a defensive measure.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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    In addition, we continued to buy variable-rate demand notes (VRDNs). The
    VRDNs that the Fund owns have interest rates that generally reset daily or weekly and also can be sold back to their issuers at par value (100% face value) with a notice of seven days or less. The demand feature is often backed by liquidity provided by a financial institution. When interest rates rise, VRDNs allow us to attempt to capture higher yields quickly.

o   WHAT IS YOUR OUTLOOK?

    We expect the fixed-income markets to remain volatile through at least the end of 2009. It will take time for the U.S. government's initiatives to help normalize credit markets and stabilize the nation's financial system. Ultimately, this should allow for increased lending to consumers and businesses as investor confidence rebounds. However, no one knows how investors will react when the Fed ends its credit market intervention. At the time of this writing, we believe the Fed is unlikely to raise short-term interest rates until signs of a recovery appear stronger.

    To maintain liquidity and the Fund's yield advantage, as of the writing of this commentary, we plan to continue our focus on short maturities. Once conditions begin to normalize, we will look for attractive opportunities to extend the Fund's WAM.

    As always, we will continue to manage your Fund to seek to preserve your principal while maximizing the income you receive. Thank you for your faith and trust in us.

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6  | USAA MONEY MARKET FUND

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INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (Symbol: USAXX)

--------------------------------------------------------------------------------
                                        7/31/09                     7/31/08
--------------------------------------------------------------------------------
Net Assets                          $6,112.3 Million            $5,833.2 Million
Net Asset Value Per Share                $1.00                       $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 7/31/09
--------------------------------------------------------------------------------
    1 YEAR            5 YEARS              10 YEARS              7-DAY YIELD
    1.85%              3.27%                3.13%                   0.82%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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                                                        INVESTMENT OVERVIEW |  7

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                           USAA MONEY MARKET FUND              IMONEYNET AVERAGE
 7/29/2008                         2.38%                             1.83%
 8/26/2008                         2.38                              1.82
 9/30/2008                         4.86                              1.89
10/28/2008                         3.37                              1.83
11/25/2008                         2.12                              1.33
12/30/2008                         1.74                              0.90
 1/27/2009                         1.39                              0.51
 2/24/2009                         1.30                              0.32
 3/31/2009                         1.21                              0.21
 4/28/2009                         1.11                              0.18
 5/26/2009                         1.26                              0.13
 6/30/2009                         1.08                              0.09
 7/28/2009                         0.83                              0.07

                                   [END CHART]

       Data represent the last Tuesday of each month. Ending date 7/28/09.

The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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8  | USAA MONEY MARKET FUND

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                        USAA MONEY MARKET FUND
 7/31/1999                                                    $10,000.00
 8/31/1999                                                     10,042.32
 9/30/1999                                                     10,083.25
10/31/1999                                                     10,123.56
11/30/1999                                                     10,169.71
12/31/1999                                                     10,217.75
 1/31/2000                                                     10,265.22
 2/29/2000                                                     10,310.36
 3/31/2000                                                     10,359.33
 4/30/2000                                                     10,404.77
 5/31/2000                                                     10,460.31
 6/30/2000                                                     10,513.42
 7/31/2000                                                     10,569.12
 8/31/2000                                                     10,625.24
 9/30/2000                                                     10,677.95
10/31/2000                                                     10,736.39
11/30/2000                                                     10,791.74
12/31/2000                                                     10,845.97
 1/31/2001                                                     10,904.79
 2/28/2001                                                     10,951.62
 3/31/2001                                                     10,998.13
 4/30/2001                                                     11,043.29
 5/31/2001                                                     11,083.99
 6/30/2001                                                     11,118.84
 7/31/2001                                                     11,154.49
 8/31/2001                                                     11,185.88
 9/30/2001                                                     11,212.12
10/31/2001                                                     11,236.99
11/30/2001                                                     11,257.50
12/31/2001                                                     11,274.99
 1/31/2002                                                     11,291.02
 2/28/2002                                                     11,304.98
 3/31/2002                                                     11,320.28
 4/30/2002                                                     11,335.36
 5/31/2002                                                     11,351.41
 6/30/2002                                                     11,364.93
 7/31/2002                                                     11,379.43
 8/31/2002                                                     11,394.79
 9/30/2002                                                     11,407.97
10/31/2002                                                     11,422.54
11/30/2002                                                     11,435.42
12/31/2002                                                     11,446.88
 1/31/2003                                                     11,458.40
 2/28/2003                                                     11,468.09
 3/31/2003                                                     11,477.07
 4/30/2003                                                     11,486.31
 5/31/2003                                                     11,496.00
 6/30/2003                                                     11,503.69
 7/31/2003                                                     11,510.36
 8/31/2003                                                     11,517.23
 9/30/2003                                                     11,523.49
10/31/2003                                                     11,530.28
11/30/2003                                                     11,535.95
12/31/2003                                                     11,542.43
 1/31/2004                                                     11,548.31
 2/29/2004                                                     11,553.98
 3/31/2004                                                     11,559.86
 4/30/2004                                                     11,566.14
 5/31/2004                                                     11,571.74
 6/30/2004                                                     11,578.31
 7/31/2004                                                     11,586.53
 8/31/2004                                                     11,596.05
 9/30/2004                                                     11,607.25
10/31/2004                                                     11,620.02
11/30/2004                                                     11,634.12
12/31/2004                                                     11,652.16
 1/31/2005                                                     11,669.16
 2/28/2005                                                     11,687.25
 3/31/2005                                                     11,708.93
 4/30/2005                                                     11,732.32
 5/31/2005                                                     11,756.38
 6/30/2005                                                     11,782.09
 7/31/2005                                                     11,810.14
 8/31/2005                                                     11,839.91
 9/30/2005                                                     11,872.83
10/31/2005                                                     11,904.67
11/30/2005                                                     11,939.61
12/31/2005                                                     11,980.60
 1/31/2006                                                     12,016.89
 2/28/2006                                                     12,054.29
 3/31/2006                                                     12,099.80
 4/30/2006                                                     12,139.84
 5/31/2006                                                     12,185.85
 6/30/2006                                                     12,234.92
 7/31/2006                                                     12,281.08
 8/31/2006                                                     12,331.43
 9/30/2006                                                     12,381.96
10/31/2006                                                     12,431.02
11/30/2006                                                     12,480.31
12/31/2006                                                     12,534.87
 1/31/2007                                                     12,582.95
 2/28/2007                                                     12,629.39
 3/31/2007                                                     12,682.52
 4/30/2007                                                     12,730.75
 5/31/2007                                                     12,782.56
 6/30/2007                                                     12,834.28
 7/31/2007                                                     12,884.58
 8/31/2007                                                     12,942.74
 9/30/2007                                                     12,989.42
10/31/2007                                                     13,040.01
11/30/2007                                                     13,089.62
12/31/2007                                                     13,137.18
 1/31/2008                                                     13,179.99
 2/29/2008                                                     13,214.97
 3/31/2008                                                     13,245.80
 4/30/2008                                                     13,276.39
 5/31/2008                                                     13,307.67
 6/30/2008                                                     13,334.15
 7/31/2008                                                     13,360.78
 8/31/2008                                                     13,388.41
 9/30/2008                                                     13,422.70
10/31/2008                                                     13,468.80
11/30/2008                                                     13,493.51
12/31/2008                                                     13,515.88
 1/31/2009                                                     13,532.51
 2/28/2009                                                     13,545.81
 3/31/2009                                                     13,559.82
 4/30/2009                                                     13,572.44
 5/31/2009                                                     13,586.29
 6/30/2009                                                     13,598.64
 7/31/2009                                                     13,609.51

                                  [END CHART]

         Data from 7/31/99 through 7/31/09.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For seven-day yield information, please refer to the Fund's investment overview page.

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                                                        INVESTMENT OVERVIEW |  9

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                         o PORTFOLIO MIX -- 7/31/2009 o

                      [CHART OF PORTFOLIO MIX -- 7/31/2009]

Variable-Rate Demand Notes                                                 83.7%
Commercial Paper                                                           12.2%
Fixed-Rate Instruments                                                      2.6%
Put Bonds                                                                   1.0%
Adjustable-Rate Notes                                                       0.5%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 13-32.

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10  | USAA MONEY MARKET FUND

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DISTRIBUTIONS TO SHAREHOLDERS

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The following federal tax information related to the Fund's fiscal year ended
July 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

For the fiscal year ended July 31, 2009, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $90,265,000 as qualifying interest income.

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                                             DISTRIBUTIONS TO SHAREHOLDERS |  11

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 18, 2009

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12  | USAA MONEY MARKET FUND

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PORTFOLIO OF INVESTMENTS

July 31, 2009

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (2.6%)

            DIVERSIFIED BANKS (1.7%)
  $20,000   Abbey National Treasury Services plc                              0.22%         9/08/2009      $   20,000
   30,000   Bank of Nova Scotia                                               0.25          9/17/2009          30,000
   25,000   Bank of Tokyo-Mitsubishi, Ltd.                                    0.40          8/11/2009          25,000
   30,000   BNP Paribas                                                       0.25          8/24/2009          30,000
                                                                                                           ----------
                                                                                                              105,000
                                                                                                           ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
   30,000   Toronto-Dominion Bank                                             1.00          9/04/2009          30,000
   25,000   Toronto-Dominion Bank                                             1.20          9/15/2009          25,000
                                                                                                           ----------
                                                                                                               55,000
                                                                                                           ----------
            Total Fixed-Rate Instruments (cost: $160,000)                                                     160,000
                                                                                                           ----------

            COMMERCIAL PAPER (12.2%)

            AGRICULTURAL PRODUCTS (1.2%)
   45,000   Louis Dreyfus Corp. (LOC - Barclays Bank plc)                     0.58          9/01/2009          44,978
   25,600   Louis Dreyfus Corp. (LOC - Barclays Bank plc)                     0.62          9/28/2009          25,574
                                                                                                           ----------
                                                                                                               70,552
                                                                                                           ----------
            ASSET-BACKED FINANCING (1.9%)
   25,000   Barton Capital Corp.(a),(b)                                       0.26          8/06/2009          24,999
   20,000   Barton Capital Corp.(a),(b)                                       0.27          9/03/2009          19,995
   20,000   Hannover Funding Co., LLC(a),(b)                                  0.75          8/17/2009          19,993
   30,000   Manhattan Asset Funding Co.(a),(b)                                0.48          8/20/2009          29,993
   20,000   Manhattan Asset Funding Co.(a),(b)                                0.46          8/21/2009          19,995
                                                                                                           ----------
                                                                                                              114,975
                                                                                                           ----------
            DIVERSIFIED BANKS (1.2%)
   30,000   Gotham Funding Corp., ABS(a),(b)                                  0.36          8/04/2009          29,999
   25,000   Variable Funding Capital Co., LLC, ABS(a),(b)                     0.22          8/28/2009          24,996
   20,000   Variable Funding Capital Co., LLC, ABS(a),(b)                     0.25          9/22/2009          19,993
                                                                                                           ----------
                                                                                                               74,988
                                                                                                           ----------
            EDUCATION (1.3%)
   30,000   Board of Trustees of Michigan State Univ.                         0.20          8/10/2009          30,000
    2,600   Cornell Univ.                                                     0.39         10/22/2009           2,598

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                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
  $15,000   Yale Univ.                                                        0.20%         8/06/2009      $   14,999
   33,000   Yale Univ.                                                        0.35         10/19/2009          32,975
                                                                                                           ----------
                                                                                                               80,572
                                                                                                           ----------
            ELECTRIC/GAS UTILITIES (0.7%)
   10,001   Nebraska Public Power District                                    0.60          8/12/2009           9,999
   26,308   Nebraska Public Power District                                    0.55          9/03/2009          26,295
    8,842   South Carolina Public Service Auth.                               0.85          9/11/2009           8,833
                                                                                                           ----------
                                                                                                               45,127
                                                                                                           ----------
            HOSPITAL (2.9%)
   45,000   Catholic Health Initiatives                                       0.75          8/13/2009          45,000
   55,000   Catholic Health Initiatives                                       0.50          9/23/2009          55,000
   36,650   Catholic Health Initiatives                                       1.10         10/06/2009          36,650
   15,000   Catholic Health Initiatives                                       0.80         10/21/2009          15,000
   27,100   Catholic Health Initiatives                                       0.80         10/21/2009          27,100
                                                                                                           ----------
                                                                                                              178,750
                                                                                                           ----------
            INTEGRATED OIL & GAS (1.3%)
   28,000   ConocoPhillips Qatar Funding Ltd.(a),(b)                          0.28          8/12/2009          27,998
   25,000   ConocoPhillips Qatar Funding Ltd.(a),(b)                          0.32          8/26/2009          24,994
   25,000   ConocoPhillips Qatar Funding Ltd.(a),(b)                          0.32         10/06/2009          24,985
                                                                                                           ----------
                                                                                                               77,977
                                                                                                           ----------
            PHARMACEUTICALS (0.4%)
   22,200   Abbott Laboratories(a),(b)                                        0.17          8/19/2009          22,198
                                                                                                           ----------
            REAL ESTATE OPERATING COMPANIES (0.4%)
   23,100   Medical Building Funding IV, LLC (LOC - KBC Bank, N.V.)           2.00          8/06/2009          23,094
                                                                                                           ----------
            SALES TAX (0.9%)
   15,000   Dallas Area Rapid Transit                                         0.80          8/07/2009          15,000
   20,000   Dallas Area Rapid Transit                                         0.85         10/08/2009          20,000
   20,000   Dallas Area Rapid Transit                                         0.80         11/02/2009          20,000
                                                                                                           ----------
                                                                                                               55,000
                                                                                                           ----------
            Total Commercial Paper (cost: $743,233)                                                           743,233
                                                                                                           ----------

            PUT BONDS (1.0%)

            OIL & GAS REFINING & MARKETING (1.0%)
   60,000   IDB of the Parish of Calcasieu, Inc. (LOC - BNP Paribas)
             (cost: $60,000)                                                  0.80          7/01/2026          60,000
                                                                                                           ----------

================================================================================

14  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (83.7%)

            AGRICULTURAL PRODUCTS (0.1%)
  $ 4,170   Bybee Foods, LLC (LOC - Key Bank, N.A.)                           3.20%        11/01/2026      $    4,170
    4,415   Yakima County Public Corp. (LOC - Key Bank, N.A.)                 3.00          4/01/2018           4,415
                                                                                                           ----------
                                                                                                                8,585
                                                                                                           ----------
            AIRPORT SERVICES (1.0%)
    4,500   Broward County (LOC - Citibank, N.A.)                             0.65          4/01/2035           4,500
   23,875   Holland-Sheltair Aviation Funding, LLC
             (LOC - SunTrust Bank)                                            2.60          5/01/2035          23,875
   14,135   Holland-Sheltair Aviation Funding, LLC
             (LOC - SunTrust Bank)                                            2.60          5/01/2048          14,135
    9,255   Jacksonville Economic Dev. Commission
             (LOC - SunTrust Bank)                                            2.10          5/01/2035           9,255
    8,655   Metropolitan Nashville Airport Auth.
             (LOC - Regions Bank)                                             7.00          4/01/2030           8,655
                                                                                                           ----------
                                                                                                               60,420
                                                                                                           ----------
            AIRPORT/PORT (0.9%)
    4,840   Cleveland (LOC - U.S. Bank, N.A.)                                 0.37          1/01/2020           4,840
   26,000   Cleveland (LOC - UBS A.G.)                                        0.37          1/01/2033          26,000
    6,360   Gadsden Airport Auth. (LOC - Wachovia Bank, N.A.)                 0.60          8/01/2024           6,360
   12,770   Raleigh Durham Airport Auth. (LOC - SunTrust Bank)                2.05          5/01/2036          12,770
    5,480   Tulsa Airport Improvement Trust (LOC - JPMorgan
             Chase Bank, N.A.)                                                0.50          6/01/2023           5,480
                                                                                                           ----------
                                                                                                               55,450
                                                                                                           ----------
            ALUMINUM (0.1%)
    3,500   Tennessee Aluminum Processors, Inc. (LOC - SunTrust Bank)         2.50          5/01/2014           3,500
                                                                                                           ----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    7,400   Wellstone Mills, LLC (LOC - PNC Bank, N.A.)                       0.88         12/15/2024           7,400
                                                                                                           ----------
            APPROPRIATED DEBT (6.6%)
   60,040   Allegheny County (INS)(LIQ)                                       1.08         11/01/2039          60,040
   24,000   Arlington County IDA (LOC - Bank of America, N.A.)                0.34          8/01/2031          24,000
   10,620   Auburn IDB (LOC - Allied Irish Banks plc)                         2.50          5/01/2024          10,620
    5,640   Auburn IDB (LOC - Allied Irish Banks plc)                         2.50          7/01/2026           5,640
   27,660   Cleveland Economic & Community Dev.
             (LOC - RBS Citizens, N.A.)                                       2.15         12/01/2033          27,660
   51,000   County & City of Denver (LIQ)(INS)                                1.15         12/15/2037          51,000
   50,000   County & City of Denver (LIQ)(INS)                                1.35         12/15/2037          50,000
    9,595   Downtown Renaissance, Inc. (LOC - RBC Bank (USA))                 1.25          2/01/2025           9,595

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
  $42,500   Emmaus General Auth. (INS)(LIQ)                                   0.54%        12/01/2028      $   42,500
    7,900   Miami-Dade County School Board (INS)(LIQ)(a)                      0.61          5/01/2015           7,900
   60,000   New Jersey EDA (LOC - Dexia Credit Local)                         1.00          3/01/2024          60,000
    1,940   Ogden City Redevelopment Agency
             (LOC - Bank of New York Mellon)                                  0.60          1/01/2026           1,940
    4,770   Opelika IDB (LOC - Regions Bank)                                  5.00          6/01/2023           4,770
   45,680   San Jose Financing Auth.
             (LOC - Bank of Nova Scotia)(NBGA)                                0.55          6/01/2025          45,680
                                                                                                           ----------
                                                                                                              401,345
                                                                                                           ----------
            ASSET-BACKED FINANCING (6.1%)
    4,530   Capital Markets Access Co., LC (LOC - SunTrust Bank)              2.50          8/01/2020           4,530
    3,725   Capital Markets Access Co., LC (LOC - RBC Bank (USA))             1.50         10/01/2031           3,725
   14,805   Capital Markets Access Co., LC (LOC - SunTrust Bank)              2.55          4/01/2033          14,805
    8,355   Capital Markets Access Co., LC (LOC - RBC Bank (USA))             1.50          5/01/2034           8,355
   11,875   Capital Markets Access Co., LC (LOC - SunTrust Bank)              2.55          6/27/2036          11,875
    7,109   Cornerstone Funding Corp. I (LOC - SunTrust Bank)                 4.24          1/01/2012           7,109
    3,915   Cornerstone Funding Corp. I (LOC - Comerica Bank, N.A.)           3.94         11/01/2023           3,915
    5,278   Cornerstone Funding Corp. I (LOC - National City Bank)            2.49          9/01/2025           5,278
   37,820   Corporate Finance Managers, Inc.
             (LOC - Wells Fargo Bank, N.A.)                                   0.40          2/02/2043          37,820
   79,400   Loanstar Assets Partners, LP
             (LOC - State Street Bank and Trust Co.)(a)                       0.50          2/01/2041          79,400
   10,000   Midwestern Univ. (LOC - Royal Bank of Canada)                     0.67          4/01/2044          10,000
   15,000   Minnesota Higher Education Facilities Auth.
             (LOC - U.S. Bank, N.A.)                                          0.65         12/01/2043          15,000
   25,000   New Mexico Educational Assistance Foundation
             (LOC - Royal Bank of Canada)                                     0.62          4/01/2036          25,000
   74,000   North Texas Higher Education Auth., Inc. (LOC - Bank
              of America, N.A. and Lloyds TSB Bank plc)                       0.60          6/01/2045          74,000
   39,300   North Texas Higher Education Auth., Inc. (LOC - Bank
             of America, N.A. and Lloyds TSB Bank plc)                        0.60         12/01/2046          39,300
   30,000   Rhode Island Student Loan (LOC - Dexia Credit Local)              0.90          7/01/2019          30,000
                                                                                                           ----------
                                                                                                              370,112
                                                                                                           ----------

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            AUTO PARTS & EQUIPMENT (0.4%)
  $15,000   Alabama IDA (LOC - Barclays Bank plc)                             0.84%        10/01/2019      $   15,000
    2,605   Dayton Wheel Concepts, Inc. (LOC - National City Bank)            1.05          5/01/2024           2,605
    5,765   Illinois Finance Auth.
             (LOC - Federal Home Loan Bank of Chicago)                        1.25          7/01/2040           5,765
                                                                                                           ----------
                                                                                                               23,370
                                                                                                           ----------
            AUTOMOBILE MANUFACTURERS (0.1%)
    7,945   Franklin IDB (LOC - Fifth Third Bank)                             4.50          4/01/2030           7,945
                                                                                                           ----------
            AUTOMOTIVE RETAIL (0.1%)
    7,184   Kenwood Lincoln-Mercury, Inc. (LOC - National City Bank)          1.05          5/01/2015           7,184
                                                                                                           ----------
            BIOTECHNOLOGY (0.2%)
   10,925   Westgate Investment Fund, LLC
             (LOC - Wells Fargo Bank, N.A.)                                   0.40          2/01/2012          10,925
                                                                                                           ----------
            BROADCASTING (0.0%)
    1,400   New Jersey EDA (LOC - JPMorgan Chase Bank, N.A.)                  1.00         10/01/2021           1,400
                                                                                                           ----------
            BUILDING PRODUCTS (1.3%)
    4,170   Cornell Iron Works, Inc. (LOC - Bank of America, N.A.)            0.65          4/01/2019           4,170
    2,610   Haas Door Co., Inc. (LOC - National City Bank)                    1.05          6/01/2030           2,610
   15,330   Janus Investment, LLC (LOC - Regions Bank)                        4.00          8/01/2032          15,330
    4,000   Manhattan IDB (LOC - Harris, N.A.)                                0.60          4/01/2028           4,000
    8,385   Moondance Enterprises, LP (LOC - PNC Bank, N.A.)                  0.88         11/01/2020           8,385
    3,200   Pinellas County IDA (LOC - RBC Bank (USA))                        0.82          5/01/2027           3,200
      990   Schmitz Ready Mix, Inc. (LOC - U.S. Bank, N.A.)                   1.20          4/01/2046             990
   27,150   Union County (LOC - SunTrust Bank)                                2.55         10/01/2027          27,150
    1,000   Warren County (LOC - JPMorgan Chase Bank, N.A.)                   2.00         12/01/2026           1,000
   10,000   Warren County (LOC - JPMorgan Chase Bank, N.A.)                   0.75         12/01/2031          10,000
                                                                                                           ----------
                                                                                                               76,835
                                                                                                           ----------
            BUILDINGS (1.1%)
   21,250   Aquarium Parking Deck, LLC
             (LOC - Federal Home Loan Bank of Atlanta)                        0.62          4/01/2020          21,250
    8,390   Baltimore (LOC - Bank of America, N.A.)                           0.40          7/01/2032           8,390
    7,680   Greenville Memorial Auditorium District
             (LOC - Bank of America, N.A.)                                    1.00          9/01/2017           7,680
    3,150   Irondale Public Building Auth.
             (LOC - Allied Irish Banks plc)                                   2.50         10/01/2035           3,150
   16,000   Louisiana Public Facilities Auth. (LOC - Regions Bank)            3.75          9/01/2034          16,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
  $ 3,880   Miami Parking System (LOC - SunTrust Bank)                        2.60%        10/01/2019      $    3,880
    4,645   Security Partners, LP (LOC - Wells Fargo Bank, N.A.)              0.65          3/15/2012           4,645
                                                                                                           ----------
                                                                                                               64,995
                                                                                                           ----------
            CASINOS & GAMING (1.3%)
   68,300   Santa Rosa Rancheria Tachi Yokut Tribe
             (LOC - JPMorgan Chase Bank, N.A.)                                0.37          9/01/2019          68,300
    9,000   Strategic Fund (LOC - Deutsche Bank Trust Co.)                    0.60          3/01/2039           9,000
                                                                                                           ----------
                                                                                                               77,300
                                                                                                           ----------
            COMMERCIAL PRINTING (0.2%)
    3,725   Fairway, LLC (LOC - U.S. Bank, N.A.)                              1.10         12/01/2023           3,725
    2,655   John E. Staten Properties, Inc. (LOC - National City Bank)        1.15         10/01/2021           2,655
    4,050   South Carolina Jobs EDA (LOC - Wachovia Bank, N.A.)               0.64          4/01/2033           4,050
                                                                                                           ----------
                                                                                                               10,430
                                                                                                           ----------
            COMMODITY CHEMICALS (0.1%)
    3,770   BleachTech, LLC (LOC - National City Bank)                        1.05         11/01/2035           3,770
                                                                                                           ----------
            COMMUNICATIONS EQUIPMENT (0.6%)
   35,500   Utah Telecommunication Open Infrastructure Agency
             (LOC - Key Bank, N.A.)                                           2.90          6/01/2040          35,500
                                                                                                           ----------
            COMMUNITY SERVICE (0.3%)
   11,530   Miami-Dade County IDA (LOC - Regions Bank)                        3.50          5/01/2028          11,530
    7,805   Toledo Lucas County Port Auth. (LOC - Fifth Third Bank)           3.15          9/01/2019           7,805
                                                                                                           ----------
                                                                                                               19,335
                                                                                                           ----------
            CONSTRUCTION & ENGINEERING (0.4%)
   15,980   Boland Holdings, LLC (LOC - PNC Bank, N.A.)                       0.68         12/01/2039          15,980
    8,400   Liliha Parking Co., LP (LOC - First Hawaiian Bank)                1.30          8/01/2024           8,400
                                                                                                           ----------
                                                                                                               24,380
                                                                                                           ----------
            CONSTRUCTION MATERIALS (0.3%)
    5,230   Alabama Paper Products, LLC (LOC - RBC Bank (USA))                3.29          1/01/2011           5,230
    5,370   Central Concrete Supermix, Inc. (LOC - SunTrust Bank)             2.55          5/01/2021           5,370
    3,485   DiGeronimo Aggregates, LLC (LOC - National City Bank)             1.05          1/01/2015           3,485
    2,830   Lee County IDA (LOC - SunTrust Bank)                              3.65          4/01/2017           2,830
                                                                                                           ----------
                                                                                                               16,915
                                                                                                           ----------

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            CONSUMER ELECTRONICS (0.0%)
  $ 2,285   Ferguson Township Industrial & Commercial Dev.
             Auth. (LOC - Fulton Bank)                                        3.50%        10/01/2021      $    2,285
                                                                                                           ----------
            DIVERSIFIED METALS & MINING (0.1%)
    2,165   Lancaster IDA (LOC - Fulton Bank)                                 3.50          1/01/2015           2,165
    1,915   Lancaster IDA (LOC - Fulton Bank)                                 3.50          1/01/2027           1,915
                                                                                                           ----------
                                                                                                                4,080
                                                                                                           ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (5.6%)
    9,495   2880 Stevens Creek, LLC (LOC - Bank of the West)                  0.90         11/01/2033           9,495
    7,045   A & M Associates (LOC - Wells Fargo Bank, N.A.)                   0.65          3/01/2017           7,045
    3,228   Baron Investments, Ltd.
             (LOC - Federal Home Loan Bank of Dallas)                         1.00         10/01/2024           3,228
   26,505   CHF-Elon, LLC (LOC - Regions Bank)                                4.25          6/01/2035          26,505
    5,275   Colonial Interstate Investments, LLC
             (LOC - Regions Bank)                                             4.25          6/01/2032           5,275
    8,901   Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)                 2.44          1/01/2025           8,901
    2,728   Cornerstone Funding Corp. I (LOC - RBS Citizens, N.A.)            3.94          1/01/2030           2,728
    8,928   Cornerstone Funding Corp. I (LOC - RBS Citizens, N.A.)            3.94          8/01/2031           8,928
   13,560   Cubba Capital II, LLC (LOC - RBS Citizens, N.A.)                  4.00          9/01/2056          13,560
    5,195   Dennis E. Eash and Florida O. Eash (LOC - Hancock Bank)           2.50          4/01/2025           5,195
    4,500   Douglas County Dev. Auth. (LOC - Wells Fargo Bank, N.A.)          0.55         12/01/2014           4,500
    3,000   Houston County IDA (LOC - Wachovia Bank, N.A.)                    0.65          8/01/2012           3,000
    1,075   JCM Properties, LP (LOC - PNC Bank, N.A.)                         1.05          4/01/2013           1,075
    1,640   Lauren Co., LLC (LOC - Wells Fargo Bank, N.A.)                    0.55          7/01/2033           1,640
    3,200   Los Lunas (LOC - Wells Fargo Bank, N.A.)                          0.55          2/01/2025           3,200
    4,230   New Plaza Management, LLC (LOC - U.S. Bank, N.A.)                 1.05          2/01/2024           4,230
   93,385   New York City Housing Dev. Corp.
             (LOC - Landesbank Hessen-Thuringen)                              1.10          6/01/2039          93,385
   18,105   NPJ Properties, LP
             (LOC - Manufacturers & Traders Trust Co.)                        1.45          2/01/2027          18,105
   31,560   Paca-Pratt Associates, Inc.
             (LOC - Manufacturers & Traders Trust Co.)                        1.45          1/01/2038          31,560
   17,330   PHF Investments, LLC (LOC - Associated Bank, N.A.)                1.90          6/01/2044          17,330
    4,900   Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)                     0.55         12/01/2033           4,900
   19,750   SF Tarns, LLC (LOC - Bank of America, N.A.)                       0.60         12/01/2025          19,750
    6,160   South Elgin Leasing, Inc.
             (LOC - Federal Home Loan Bank of Chicago)                        1.80          7/01/2033           6,160
    5,800   Stice-Hill Holding, LC (LOC - Hancock Bank of Louisiana)          2.00         12/01/2023           5,800

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
  $20,240   Stobro Co., LP (LOC - Fulton Bank)                                3.50%         1/01/2032      $   20,240
   16,740   Woerner Holdings, Inc. (LOC - Wachovia Bank, N.A.)                0.40          7/01/2033          16,740
                                                                                                           ----------
                                                                                                              342,475
                                                                                                           ----------
            EDUCATION (4.0%)
    3,870   Allegheny County Higher Education Building Auth.
             (LOC - PNC Bank, N.A.)                                           0.73          3/01/2038           3,870
    8,715   Broward County (LOC - Bank of America, N.A.)                      0.33          4/01/2024           8,715
    8,815   Calvin College (LOC - JPMorgan Chase Bank, N.A.)                  0.60         10/01/2037           8,815
    6,200   Health and Educational Facilities Auth.
             (LOC - Allied Irish Banks plc)                                   0.64         11/01/2017           6,200
    9,630   Higher Education Loan Auth.
             (LOC - Allied Irish Banks plc)                                   0.64         10/01/2033           9,630
    6,600   Illinois Finance Auth. (LOC - RBS Citizens, N.A.)                 3.16          6/01/2037           6,600
   13,560   Indiana Finance Auth. (LOC - Key Bank, N.A.)                      2.50          7/01/2036          13,560
    4,750   Louisville-Jefferson County (LOC - Fifth Third Bank)              4.40          5/01/2031           4,750
    1,245   Massachusetts Dev. Finance Agency
             (LOC - JPMorgan Chase Bank, N.A.)                                0.60         10/01/2012           1,245
    9,000   Massachusetts Dev. Finance Agency
             (LOC - Sovereign Bank)                                           0.71          1/01/2037           9,000
   10,000   Massachusetts Dev. Finance Agency
             (LOC - RBS Citizens, N.A.)                                       2.50          7/01/2043          10,000
   16,705   Michigan Higher Education Facilities Auth.
             (LOC - Fifth Third Bank)                                         3.25          4/01/2032          16,705
    5,215   Minnesota Higher Education Facilities Auth.
             (LOC - U.S. Bank, N.A.)                                          0.60          4/01/2027           5,215
    8,950   Oklahoma City Industrial & Cultural Facilities Trust
             (LOC - Bank of America, N.A.)                                    0.60          9/15/2016           8,950
    6,465   Pittsburgh Technical Institute, Inc.
             (LOC - Wells Fargo Bank, N.A.)                                   0.65         10/01/2015           6,465
    3,960   Rockland County IDA (LOC - TD Bank, N.A.)                         0.60          5/01/2034           3,960
    3,410   Summit School (LOC - RBS Citizens, N.A.)                          3.00          7/01/2027           3,410
   40,290   Tompkins County IDA (LOC - HSBC Bank USA)                         0.72          7/01/2026          40,290
   10,970   Univ. Athletic Association, Inc. (LOC - SunTrust Bank)            0.75         10/01/2031          10,970
   48,645   Univ. of Cincinnati (LOC - Bayerische Landesbank)                 3.00          6/01/2034          48,645
   15,695   Washington State Housing Finance Commission
             (LOC - Bank of America, N.A.)                                    0.35          7/01/2036          15,695
                                                                                                           ----------
                                                                                                              242,690
                                                                                                           ----------
            EDUCATION SERVICES (3.3%)
    7,045   Berkeley Realty Co., LLC (LOC - Wachovia Bank, N.A.)              0.55          9/01/2021           7,045
    5,800   California Educational Facilities Auth.
             (LOC - Allied Irish Banks plc)                                   1.45         12/01/2028           5,800

================================================================================

20  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
  $24,060   Catholic Univ. of America (LOC - SunTrust Bank)                   2.65%         4/01/2034      $   24,060
    4,345   Clinic Building BG, LLC (LOC - U.S. Bank, N.A.)                   1.05          2/01/2033           4,345
    3,255   Educational Management Corp.
             (LOC - Wells Fargo Bank, N.A.)                                   0.55          5/01/2023           3,255
   11,915   Frisch School (LOC - Banco Santander)                             0.50          5/01/2036          11,915
    6,800   Glendale IDA (LOC - Bank of New York Mellon)                      0.50          7/01/2035           6,800
   15,955   Indiana Educational Facilities Auth.
             (LOC - RBS Citizens, N.A.)                                       2.25         10/01/2029          15,955
    9,765   Loganville Christian Academy, Inc.
             (LOC - Key Bank, N.A.)                                           1.00          6/01/2038           9,765
   27,000   Mesivta Yeshiva Rabbi Chaim Berlin
             (LOC - Allied Irish Banks plc)                                   2.04         11/01/2035          27,000
    3,075   Praise Tabernacle Outreach & Family Worship Center
             (LOC - Comerica Bank, N.A.)                                      1.29          6/03/2024           3,075
    6,300   Rhode Island EDC (LOC - RBS Citizens, N.A.)                       2.25          3/01/2038           6,300
   10,375   Roman Catholic Diocese of Charlotte
             (LOC - Wachovia Bank, N.A.)                                      0.40          5/01/2014          10,375
    3,240   Roman Catholic Diocese of Houma-Thibodaux
             (LOC - Allied Irish Banks plc)                                   2.59         12/01/2037           3,240
   10,590   Sabri Arac (LOC - Wells Fargo Bank, N.A.)                         0.40         10/01/2035          10,590
   11,215   Saddleback Valley Community Church
             (LOC - Federal Home Loan Bank of San Francisco)                  0.45         11/01/2038          11,215
   10,895   St. James United Methodist Church (LOC - Regions Bank)            4.00          5/01/2037          10,895
    2,950   St. Louis County IDA (LOC - Fifth Third Bank)                     4.40          9/01/2038           2,950
    4,910   Summit School (LOC - U.S. Bank, N.A.)                             2.25          2/01/2019           4,910
    5,025   Wilmington (LOC - Allied Irish Banks plc)                         0.85          7/01/2031           5,025
   12,520   World Wildlife Fund, Inc.
             (LOC - JPMorgan Chase Bank, N.A.)                                0.39          7/01/2030          12,520
    6,400   Yamhill County (LOC - Bank of America, N.A.)                      0.60         10/01/2020           6,400
                                                                                                           ----------
                                                                                                              203,435
                                                                                                           ----------
            ELECTRIC UTILITIES (3.2%)
   55,000   Brazos River Auth. (LOC - Citibank, N.A.)                         0.50         12/01/2036          55,000
    5,985   Converse County                                                   2.13         12/01/2020           5,985
   37,300   Garfield County Industrial Auth.                                  0.65          1/01/2025          37,300
    7,700   Indiana Dev. Finance Auth.                                        0.75         12/01/2038           7,700
   13,300   Indiana Dev. Finance Auth.                                        1.10         12/01/2038          13,300
   30,900   Jacksonville                                                      0.60          5/01/2029          30,900
    7,185   Massachusetts Dev. Finance Agency (LOC - Key Bank, N.A.)          2.50          2/01/2032           7,185
   10,600   Mississippi Business Finance Corp.                                0.34          7/01/2025          10,600
   30,000   West Jefferson IDB                                                0.45          6/01/2028          30,000
                                                                                                           ----------
                                                                                                              197,970
                                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            ELECTRIC/GAS UTILITIES (0.1%)
  $ 5,000   M-S-R Public Power Agency (LOC - Dexia Credit Local)              0.50%         7/01/2020      $    5,000
                                                                                                           ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    5,260   Albuquerque (LOC - Wells Fargo Bank, N.A.)                        0.55          8/01/2025           5,260
                                                                                                           ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    2,885   Putnam County IDA (LOC - RBS Citizens, N.A.)                      2.30          7/01/2032           2,885
                                                                                                           ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   11,300   Miami-Dade County IDA (LOC - JPMorgan Chase Bank, N.A.)           0.55          9/01/2027          11,300
                                                                                                           ----------
            FOOD DISTRIBUTORS (0.2%)
    7,695   KFDT, LP (LOC - Fifth Third Bank)                                 4.50          3/01/2035           7,695
    3,585   REG Properties, LLC (LOC - National City Bank)                    1.05          4/01/2035           3,585
                                                                                                           ----------
                                                                                                               11,280
                                                                                                           ----------
            FOOD RETAIL (0.2%)
    3,415   Food Supply, Inc. (LOC - SunTrust Bank)                           2.55          5/01/2024           3,415
    9,000   Saubels Market, Inc. (LOC - Fulton Bank)                          3.50          5/01/2034           9,000
                                                                                                           ----------
                                                                                                               12,415
                                                                                                           ----------
            FOREST PRODUCTS (0.1%)
    1,351   Chenango County IDA (LOC - Citizens Bank of Pennsylvania)         5.00         12/01/2020           1,351
    6,320   Rex Lumber, LLC (LOC - Federal Home Loan Bank of Dallas)          0.70          2/01/2022           6,320
                                                                                                           ----------
                                                                                                                7,671
                                                                                                           ----------
            GAS UTILITIES (0.7%)
   36,000   Summit Utilities, Inc. (LOC - JPMorgan Chase Bank, N.A.)          0.79          4/01/2038          36,000
    4,670   Summit Utilities, Inc. (LOC - U.S. Bank, N.A.)                    1.04          4/01/2038           4,670
                                                                                                           ----------
                                                                                                               40,670
                                                                                                           ----------
            GENERAL MERCHANDISE STORES (0.2%)
   11,850   Marion EDA (LOC - Key Bank, N.A.)                                 3.20          2/01/2035          11,850
                                                                                                           ----------
            GENERAL OBLIGATION (4.1%)
    7,500   Bridgeview (LOC - Northern Trust Co.)                             0.60         12/01/2038           7,500
    7,500   Bridgeview (LOC - Harris, N.A.)                                   0.60         12/01/2038           7,500
   10,075   Butler County (LIQ)(INS)                                          1.09         10/01/2017          10,075
   13,115   Covington (LOC - U.S. Bank, N.A.)                                 2.25         12/01/2029          13,115
   13,915   Fiddler's Business Improvement District
             (LOC - Key Bank, N.A.)                                           2.90         12/01/2037          13,915
   25,000   Fiddler's Business Improvement District
             (LOC - Key Bank, N.A.)                                           2.50         12/01/2038          25,000

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22  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
  $35,295   Michigan Charter Township of Commerce
             (LOC - RBS Citizens, N.A.)                                       3.50%        10/01/2034      $   35,295
    4,440   Montgomery Downtown Redevelopment Auth.
             (LOC - Regions Bank)                                             4.00         11/01/2018           4,440
   12,575   Oakland County Charter Township of Commerce (LIQ)                 2.15         10/01/2018          12,575
   47,000   Philadelphia (LIQ)(INS)                                           2.50          8/01/2031          47,000
   73,700   Southern Ute Indian Tribe(a)                                      1.25          1/01/2027          73,700
                                                                                                           ----------
                                                                                                              250,115
                                                                                                           ----------
            HEALTH CARE EQUIPMENT (0.1%)
    3,740   Rawcar Group, LLC (LOC - National City Bank)                      1.05          4/01/2036           3,740
                                                                                                           ----------
            HEALTH CARE FACILITIES (7.7%)
    8,550   Baptist Medical Plaza Associates (LOC - KBC Bank, N.V.)           1.30          6/01/2017           8,550
    4,000   Bayfront Regional Dev. Auth. (LOC - PNC Bank, N.A.)               0.63         11/01/2027           4,000
   14,450   Bronson Lifestyle Improvement & Research Center
             (LOC - Fifth Third Bank, Grand Rapids)                           4.40          9/01/2030          14,450
    7,995   California Statewide Communities Dev. Auth.
             (LOC - Allied Irish Banks plc)                                   2.50         11/15/2042           7,995
   14,585   Chestnut Hill Benevolent Association
             (LOC - TD Bank, N.A.)                                            0.49          2/01/2035          14,585
    3,350   Christopher Place Management, LLC (LOC - Fifth Third Bank)        4.54          5/01/2030           3,350
   19,800   Cleveland-Cuyahoga County (LOC - Key Bank, N.A.)                  2.90          1/01/2037          19,800
   11,190   Clinic Investment, LP (LOC - National City Bank)                  1.05          6/01/2015          11,190
    3,010   Columbia County IDA (LOC - Key Bank, N.A.)                        3.10          7/01/2027           3,010
    3,435   Community Behavioral Healthcare Cooperative of
             Pennsylvania (LOC - Fulton Bank)                                 3.50          9/01/2027           3,435
    1,875   District of Columbia (LOC - Manufacturers &
             Traders Trust Co.)                                               1.45          7/01/2032           1,875
    2,450   Doctors Park, LLP (LOC - U.S. Bank, N.A.)                         0.60          8/01/2047           2,450
    8,300   Dome Corp. (LOC - Wachovia Bank, N.A.)                            0.55          8/31/2016           8,300
    4,840   Duchesne County (LOC - JPMorgan Chase
             Bank, N.A.)                                                      0.54          8/01/2024           4,840
    5,005   Dunn Nursing Home Inc. (LOC - Federal Home Loan
             Bank of Atlanta)                                                 0.70          2/01/2024           5,005
    5,300   Guilford Capital, LLC (LOC - Regions Bank)                        4.25          8/01/2022           5,300
    5,570   Hamot Surgery Center, LLC (LOC - PNC Bank, N.A.)                  0.88          7/01/2030           5,570
   16,870   Healthcare Network Properties, LLC
             (LOC - National City Bank)                                       1.00          1/01/2029          16,870
   22,705   Healthcare Property Group, LLC (LOC - SunTrust Bank)              2.55         12/01/2030          22,705
    8,030   Heart Center Cascades (LOC - Key Bank, N.A.)                      3.20         12/01/2036           8,030
    5,930   Heart Property, LLC (LOC - National City Bank)                    1.05          7/01/2026           5,930

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                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
  $16,855   Illinois Finance Auth. (LOC - Bank of America, N.A.)              0.50%        12/01/2034      $   16,855
    8,095   Jackson 2000, LLC (LOC - Key Bank, N.A.)                          3.20          6/01/2049           8,095
    6,240   Louisiana Public Facilities Auth.
             (LOC - Capital One, N.A.)                                        3.29          7/01/2028           6,240
   14,910   Massachusetts Dev. Finance Agency (LOC - Sovereign Bank)          0.30         11/01/2042          14,910
    3,170   MCE MOB IV, LP (LOC - National City Bank)                         1.00          8/01/2022           3,170
    8,050   Medical Properties Investment Co. - Walker, LLC
             (LOC - Fifth Third Bank)                                         4.00         11/01/2035           8,050
    6,200   MediLucent MOB I, LP (LOC - National City Bank)                   1.00          8/01/2030           6,200
    7,240   Medina County (LOC - RBS Citizens, N.A.)                          3.90          8/01/2037           7,240
   13,685   MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)                       2.75         11/01/2035          13,685
   11,695   Mobile Medical Clinic Board (LOC - Regions Bank)                  5.00          6/01/2020          11,695
    3,435   Ohio Presbyterian Retirement Services
             (LOC - National City Bank)                                       1.05          7/01/2033           3,435
    5,705   Onondaga County IDA (LOC - Key Bank, N.A.)                        3.10          1/01/2023           5,705
   18,565   OSF Finance Co., LLC (LOC - National City Bank)                   1.00         12/01/2037          18,565
   21,735   OSS Realty Co.
             (LOC - Federal Home Loan Bank of Pittsburgh)(a)                  0.33          9/01/2034          21,735
    6,100   PCP Investors, LLC (LOC - Wells Fargo Bank, N.A.)                 0.55         12/01/2024           6,100
   21,800   Polk County IDA (LOC - Bank of America, N.A.)                     0.60         12/01/2018          21,800
   24,750   Premier Senior Living, LLC (LOC - Wachovia Bank, N.A.)            2.00          8/01/2037          24,750
    2,300   Premier Senior Living, LLC (LOC - Wachovia Bank, N.A.)            2.00          8/01/2037           2,300
    7,110   Premier Senior Living, LLC (LOC - Wachovia Bank, N.A.)            2.00          8/01/2037           7,110
    4,950   Premier Senior Living, LLC (LOC - Wachovia Bank, N.A.)            2.00          8/01/2037           4,950
    3,200   Premier Senior Living, LLC (LOC - Wachovia Bank, N.A.)            2.00          8/01/2037           3,200
    4,120   Premier Senior Living, LLC (LOC - Wachovia Bank, N.A.)            2.00          8/01/2037           4,120
    9,805   San Juan Regional Medical Center, Inc.
             (LOC - Bank of Nova Scotia)                                      0.95          6/01/2037           9,805
    9,285   Sumner Medical Plaza, LLC (LOC - Fifth Third Bank)                4.50         10/01/2010           9,285
    3,360   Surgery Center Financing Corp. (LOC - National City Bank)         1.05          4/01/2020           3,360
   16,405   Tack Capital Co. (LOC - Wachovia Bank, N.A.)                      0.40          6/01/2031          16,405
   14,270   Trinitas Hospital (LOC - Wachovia Bank, N.A.)                     0.40          7/01/2035          14,270
    2,600   United Church Homes, Inc.
             (LOC - Allied Irish Banks plc)                                   2.50          9/01/2027           2,600

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24  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
  $13,960   West Park Hospital Medical Facilities Foundation
             (LOC - Key Bank, N.A.)                                           4.04%         6/01/2033      $   13,960
    3,400   Woodbury County (LOC - Wells Fargo Bank, N.A.)                    0.55         12/01/2014           3,400
                                                                                                           ----------
                                                                                                              470,235
                                                                                                           ----------
            HEALTH CARE SERVICES (0.3%)
   10,440   Central Ohio Medical Textiles (LOC - National City Bank)          1.00          3/01/2023          10,440
    8,935   Kaneville Road Joint Venture
             (LOC - Federal Home Loan Bank of Chicago)                        0.95         11/01/2032           8,935
                                                                                                           ----------
                                                                                                               19,375
                                                                                                           ----------
            HEALTH MISCELLANEOUS (0.4%)
   22,165   Everett Clinic P.S. (LOC - Bank of America, N.A.)                 0.50          5/01/2027          22,165
                                                                                                           ----------
            HEAVY ELECTRICAL EQUIPMENT (0.2%)
   12,470   Mississippi Business Finance Corp. (LOC - Regions Bank)           5.00         10/01/2018          12,470
                                                                                                           ----------
            HOME FURNISHINGS (0.1%)
    4,940   Caddo Parish IDB (LOC - Capital One, N.A.)                        1.45          7/01/2024           4,940
    2,230   Maryland EDC (LOC - Manufacturers & Traders Trust Co.)            1.45          8/01/2016           2,230
                                                                                                           ----------
                                                                                                                7,170
                                                                                                           ----------
            HOME IMPROVEMENT RETAIL (0.1%)
    8,080   Brookhaven, IDA (LOC - Capital One, N.A.)                         1.29          1/01/2025           8,080
                                                                                                           ----------
            HOSPITAL (5.5%)
    4,625   Adventist Health System West (LOC - Wells Fargo Bank, N.A.)       0.55          9/01/2016           4,625
    6,100   Clarke County IDA (LIQ)(INS)                                      0.55          1/01/2030           6,100
   22,515   Clinton County (LOC - Fifth Third Bank)                           3.00          6/01/2032          22,515
   29,450   Colorado Health Facilities Auth. (INS)(LIQ)                       2.40          5/15/2024          29,450
    3,705   Fayette County (LOC - National City Bank)                         1.00          8/01/2023           3,705
    9,155   Floyd County (LOC - JPMorgan Chase Bank, N.A.)                    1.04         12/01/2020           9,155
   21,420   Harrison County Health Facilities Dev. Corp.
             (LOC - Regions Bank)                                             3.50          4/01/2026          21,420
   14,000   Highlands County Health Facilities Auth.
             (LOC - SunTrust Bank)                                            1.85         11/15/2026          14,000
   25,000   Highlands County Health Facilities Auth.
             (LOC - SunTrust Bank)                                            1.85         11/15/2034          25,000
   25,000   Illinois Finance Auth. (LOC - RBS Citizens, N.A.)                 2.00          4/01/2041          25,000
   12,100   Indiana Health Facility Financing Auth.
             (LOC - Bank of America, N.A.)                                    0.34          1/01/2019          12,100
   45,000   Indiana Health Facility Financing Auth. (LIQ)(INS)                3.50          3/01/2033          45,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
  $20,675   Louisiana Health System (INS)(LIQ)                                1.25%        10/01/2022      $   20,675
   38,550   Minnesota Agricultural and EDB (INS)(LIQ)                         0.38          2/15/2017          38,550
   57,000   Montgomery County (LIQ)(INS)                                      1.15          8/01/2047          57,000
    1,920   New Hampshire Health and Education Facilities Auth.
             (LOC - JPMorgan Chase Bank, N.A.)                                0.60          1/01/2030           1,920
                                                                                                           ----------
                                                                                                              336,215
                                                                                                           ----------
            HOTELS, RESORTS, & CRUISE LINES (0.5%)
    5,100   Albany-Dougherty Inner City EDA (LOC - SunTrust Bank)             3.50         11/01/2023           5,100
    7,185   Alprion, LLC (LOC - Federal Home Loan Bank of Topeka)             0.70         10/01/2034           7,185
    2,645   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)                      0.54         12/01/2028           2,645
   13,580   Forward Corp. (LOC - Fifth Third Bank)                            4.00         12/01/2030          13,580
                                                                                                           ----------
                                                                                                               28,510
                                                                                                           ----------
            HOUSEHOLD APPLIANCES (0.2%)
   14,885   Mississippi Business Finance Corp.
             (LOC - Wells Fargo Bank, N.A.)                                   2.00          6/01/2015          14,885
                                                                                                           ----------
            INDUSTRIAL MACHINERY (0.2%)
    7,120   AL-FE Heat Treating, Inc. (LOC - National City Bank)              1.05          5/01/2021           7,120
    5,710   Sterling Pipe & Tube, Inc. (LOC - National City Bank)             1.05         11/01/2012           5,710
                                                                                                           ----------
                                                                                                               12,830
                                                                                                           ----------
            LEISURE FACILITIES (1.7%)
    6,110   Cattail Creek Country Club, Inc.
             (LOC - Manufacturers & Traders Trust Co.)                        1.45          3/01/2031           6,110
    3,950   Healthtrack Sports & Wellness, LP
             (LOC - JPMorgan Chase Bank, N.A.)                                0.55          2/15/2027           3,950
    6,505   Old South Country Club, Inc.
             (LOC - Manufacturers & Traders Trust Co.)                        1.45         12/01/2031           6,505
   13,970   TP Racing, LLP (LOC - JPMorgan Chase Bank, N.A.)                  0.37          6/01/2030          13,970
   75,000   Twins Ballpark, LLC (INS)(LIQ)(a)                                 1.98         10/01/2034          75,000
                                                                                                           ----------
                                                                                                              105,535
                                                                                                           ----------
            LEISURE PRODUCTS (0.3%)
    9,710   Fun Entertainment, LLC (LOC - Wachovia Bank, N.A.)                0.55          1/01/2025           9,710
    4,325   Rhode Island Industrial Facilities Corp.
             (LOC - RBS Citizens, N.A.)                                       2.60         12/01/2036           4,325
    6,310   Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)                     2.50          6/01/2033           6,310
                                                                                                           ----------
                                                                                                               20,345
                                                                                                           ----------
            LIFE & HEALTH INSURANCE (0.0%)
    1,850   Ronald Ray Irrevocable Life Insurance Trust
             (LOC - Federal Home Loan Bank of Atlanta)                        0.70          8/01/2022           1,850
                                                                                                           ----------

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            MARINE (0.1%)
  $ 7,305   Washington Economic Dev. Finance Auth.
             (LOC - Key Bank, N.A.)                                           3.75%         3/01/2037      $    7,305
                                                                                                           ----------
            METAL & GLASS CONTAINERS (0.1%)
    5,775   Little Rock (LOC - SunTrust Bank)                                 2.55          8/01/2016           5,775
                                                                                                           ----------
            MISCELLANEOUS (0.0%)
    2,150   Donaldsonville IDB (LOC - Regions Bank)                           4.24          4/01/2023           2,150
                                                                                                           ----------
            MULTI-UTILITIES (0.2%)
   13,900   Sempra Energy ESOP & Trust (NBGA)(a)                              2.20         11/01/2014          13,900
                                                                                                           ----------
            MULTIFAMILY HOUSING (2.8%)
    8,430   Alabama Housing Finance Auth. (LOC - U.S. Bank, N.A.)             0.39          4/01/2037           8,430
   19,975   California Statewide Communities
             (LOC - Bank of America, N.A.)                                    0.38          4/01/2042          19,975
   67,100   Housing Finance Commission (LOC - HSH Nordbank A.G.)              2.25          3/01/2036          67,100
   12,500   Independence Place Fort Campbell Patriots, LLC
             (LOC - Bank of America, N.A.)                                    0.60          1/01/2040          12,500
    9,500   Los Angeles Community Redevelopment Agency
             (LOC - Bank of America, N.A.)                                    0.65         10/15/2038           9,500
    6,225   Los Angeles Community Redevelopment Agency
             (LOC - Bank of America, N.A.)                                    0.65         10/15/2038           6,225
   15,996   Massachusetts Housing Finance Agency
             (LOC - JPMorgan Chase Bank, N.A.)                                0.37          6/01/2037          15,996
   26,670   Osprey Property Co., LLC
             (LOC - Wells Fargo Bank, N.A.)                                   0.40          9/01/2033          26,670
    3,500   Provence, LLC (LOC - Bank of America, N.A.)                       1.40          9/01/2037           3,500
                                                                                                           ----------
                                                                                                              169,896
                                                                                                           ----------
            MUNICIPAL FINANCE (0.7%)
   45,000   Sunshine State Governmental Financing Commission
             (LOC - Dexia Credit Local)                                       0.60          7/01/2016          45,000
                                                                                                           ----------
            NURSING/CCRC (2.4%)
    5,000   Bucks County IDA (LOC - Citizens Bank of Pennsylvania)            2.35          1/01/2037           5,000
    4,760   Cuyahoga County (LOC - Fifth Third Bank)                          3.45         11/01/2023           4,760
    6,250   Erie County IDA (LOC - Sovereign Bank)                            2.03         11/15/2036           6,250
   25,930   Gaithersburg (LOC - KBC Bank, N.V.)                               0.50          1/01/2036          25,930
    8,090   Illinois Finance Auth. (LOC - Sovereign Bank)                     0.35          5/15/2031           8,090
    3,480   Indiana Finance Auth. (LOC - Federal Home
             Loan Bank of Indianapolis)                                       1.11          7/01/2029           3,480

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
  $ 5,305   Lancaster County Hospital Auth.
             (LOC - Allied Irish Banks plc)                                   0.55%         7/01/2030      $    5,305
    1,200   Lynchburg Redevelopment & Housing Auth.
             (LOC - Manufacturers & Traders Trust Co.)                        1.45         12/01/2034           1,200
   45,330   Moon IDA (LOC - Bank of Scotland)                                 0.35          7/01/2038          45,330
    9,480   Multnomah County (LOC - Bank of Scotland)                         1.20         10/01/2047           9,480
   15,055   Nassau County IDA (LOC - Bank of America, N.A.)                   0.29          1/01/2028          15,055
    1,595   Roanoke County EDA (LOC - Branch Banking & Trust Co.)             1.79         10/01/2028           1,595
    8,885   Schenectady County IDA (LOC - RBS Citizens, N.A.)                 3.00          2/01/2037           8,885
    6,000   Washington State Housing Finance Commission
             (LOC - Bank of America, N.A.)                                    0.65          7/01/2041           6,000
                                                                                                           ----------
                                                                                                              146,360
                                                                                                           ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    2,000   Gilmer IDC (LOC - Wells Fargo Bank, N.A.)                         0.55         12/01/2038           2,000
    8,140   Shipley Group, LP (LOC - RBS Citizens, N.A.)                      3.00         12/01/2016           8,140
                                                                                                           ----------
                                                                                                               10,140
                                                                                                           ----------
            OIL & GAS REFINING & MARKETING (0.2%)
   13,400   Harris County IDC                                                 0.75          3/01/2023          13,400
                                                                                                           ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    7,100   Jacksonville (LOC - Bank of America, N.A.)                        0.33          8/15/2033           7,100
   15,000   Mortgage Bankers Association of America
             (LOC - PNC Bank, N.A.)                                           0.63          5/01/2038          15,000
                                                                                                           ----------
                                                                                                               22,100
                                                                                                           ----------
            PACKAGED FOODS & MEAT (0.5%)
    4,605   Brewster Dairy, Inc. (LOC - BMO Bank of Montreal)                 1.05          4/03/2023           4,605
    3,115   Lancaster IDA (LOC - Fulton Bank)                                 3.50          6/01/2027           3,115
    3,100   Las Cruces IDB (LOC - Wells Fargo Bank, N.A.)                     0.40         12/01/2018           3,100
    3,040   Laurel County (LOC - Fifth Third Bank)                            5.00          3/01/2015           3,040
    5,775   Laurel County (LOC - Wells Fargo Bank, N.A.)                      0.55          5/01/2033           5,775
    2,165   Plymouth (LOC - Wells Fargo Bank, N.A.)                           0.55          5/01/2038           2,165
    7,840   St. Tammany Parish (LOC - Regions Bank)                           2.75          7/01/2022           7,840
    2,625   York (LOC - RBS Citizens, N.A.)                                   3.90          6/01/2019           2,625
                                                                                                           ----------
                                                                                                               32,265
                                                                                                           ----------
            PAPER PACKAGING (0.0%)
    2,240   Washington Finance EDA (LOC - Wells Fargo Bank, N.A.)             0.55          4/01/2033           2,240
                                                                                                           ----------
            PAPER PRODUCTS (0.4%)
   16,500   Campbell County IDA (LOC - Bank of America, N.A.)                 0.40         12/01/2019          16,500
   11,100   Fayette County (LOC - Bank of America, N.A.)                      0.42          5/01/2018          11,100
                                                                                                           ----------
                                                                                                               27,600
                                                                                                           ----------

================================================================================

28  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            REAL ESTATE DEVELOPMENT (0.2%)
  $14,000   Blair County IDA (LOC - PNC Bank, N.A.)                           0.63%        10/01/2028      $   14,000
                                                                                                           ----------
            REAL ESTATE OPERATING COMPANIES (6.9%)
   13,765   411 Seventh Avenue Associates, LP
             (LOC - National City Bank)                                       1.05          1/01/2027          13,765
    5,235   AIK Partners, LLC (LOC - Wachovia Bank, N.A.)                     0.60          2/01/2031           5,235
    2,340   Beaver Creek Enterprises, Inc.
             (LOC - National City Bank)                                       1.05          3/02/2020           2,340
    3,425   Cain Capital Investments, LLC
             (LOC - Federal Home Loan Bank of Cincinnati)                     1.50         10/01/2046           3,425
    9,000   Contra Costa County (LOC - Bank of America, N.A.)                 0.65          4/15/2046           9,000
   10,500   Donegal Crossing Associates, LLC
             (LOC - Federal Home Loan Bank of Pittsburgh)                     1.92          8/15/2027          10,500
    7,840   East Hempfield IDA (LOC - Fulton Bank)                            3.30         10/15/2026           7,840
    2,470   Equity Dev. Corp. (LOC - Regions Bank)                            4.08          7/01/2014           2,470
   16,900   Fairway Park Properties, LLC (LOC - National City Bank)           1.05         10/15/2026          16,900
    3,175   Fountains Apartments, LLC (LOC - Fifth Third Bank)                4.40          9/01/2036           3,175
   14,540   Ft. Northport, LLC (LOC - Regions Bank)                           5.00         12/01/2031          14,540
    9,410   Grasshopper Investments, LLC (LOC - Bank of America, N.A.)        2.25          8/01/2025           9,410
    4,900   H&P Holdings, LLC (LOC - RBC Bank (USA))                          3.29          7/01/2026           4,900
    9,180   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)                     4.00         12/01/2023           9,180
   10,106   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)                     4.00         12/01/2044          10,106
    7,350   Harvard (LOC - Fifth Third Bank)                                  4.55         12/01/2025           7,350
    2,355   Hickory Creek Apartments, LLC (LOC - Fifth Third Bank)            4.40          9/01/2036           2,355
    5,600   Illinois Housing Dev. Auth. (LOC - Bank of America, N.A.)         0.61          1/01/2034           5,600
    2,270   Islip IDA (LOC - Citibank, N.A.)                                  4.50         11/01/2020           2,270
    5,650   JJB Properties, LLC (LOC - Federal Home Loan
             Bank of Dallas)                                                  2.00          1/01/2036           5,650
    4,795   Jungs Station & Timberlane Village Associates
             (LOC - Wachovia Bank, N.A.)                                      0.50          9/01/2027           4,795
   17,500   Kennesaw Dev. Auth. (LOC - SunTrust Bank)                         2.05          4/01/2037          17,500
    5,680   Lodge Apartments Holdings, LLC (LOC - Wachovia Bank, N.A.)        0.50          3/01/2026           5,680
   37,050   Massachusetts Dev. Finance Agency
             (LOC - Bayerische Landesbank)                                    1.50         12/01/2040          37,050
    6,505   McHenry (LOC - Fifth Third Bank)                                  4.55         12/01/2024           6,505
   10,000   Nashville and Davidson County Health and
             Educational Facilities Board (LOC - Fifth Third Bank)            4.55          9/01/2036          10,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
  $15,200   Net Magan, LLC (LOC - Wachovia Bank, N.A.)                        0.40%         4/01/2026      $   15,200
    9,900   New York City Housing Dev. Corp.
             (LOC - Landesbank Hessen-Thuringen)                              1.10         12/01/2036           9,900
   10,000   New York City Housing Dev. Corp. (LOC - RBS Citizens, N.A.)       2.35          3/01/2048          10,000
   36,175   New York City Housing Dev. Corp. (LOC - RBS Citizens, N.A.)       2.37          3/01/2048          36,175
   11,690   Nick & Nat Properties, LLC (LOC - Fifth Third Bank)               4.00          5/01/2025          11,690
    9,050   Orange County Housing Finance Auth. (LOC - SunTrust Bank)         2.75          8/15/2042           9,050
    8,660   Orange County Housing Finance Auth. (LOC - SunTrust Bank)         2.75          8/15/2042           8,660
    3,075   Richfield Techology Associates, LLC (LOC - U.S. Bank, N.A.)       1.05          4/01/2020           3,075
   11,500   Seattle Housing Auth. (LOC - Key Bank, N.A.)                      2.70          3/01/2039          11,500
    9,535   Shepherd Capital, LLC (LOC - Wachovia Bank, N.A.)                 0.55         11/01/2052           9,535
   21,760   South Carolina Jobs EDA (LOC - SunTrust Bank)                     2.05         12/01/2035          21,760
    2,485   Spiller, LLC (LOC - RBC Bank (USA))                               3.29          6/01/2018           2,485
    7,630   Sugar Creek Finance Co., LLC (LOC - National City Bank)           1.05          6/01/2042           7,630
   16,505   Trinity Funding, LLC (LOC - Fifth Third Bank)                     4.00          3/01/2036          16,505
    2,595   Univ. Ltd. Properties, LLC (LOC - RBC Bank (USA))                 3.29          6/01/2026           2,595
   16,130   Willow Interests, LLC (LOC - Fifth Third Bank)                    4.50          4/01/2025          16,130
                                                                                                           ----------
                                                                                                              419,431
                                                                                                           ----------
            REAL ESTATE TAX/FEE (0.2%)
    6,400   Jasper, Morgan, Newton, & Walton County
             (LOC - Bank of America, N.A.)                                    1.15         12/01/2020           6,400
    5,565   Michigan Strategic Fund Ltd. (LOC - Fifth Third Bank)             3.25          8/01/2023           5,565
                                                                                                           ----------
                                                                                                               11,965
                                                                                                           ----------
            REGIONAL BANKS (0.3%)
   16,760   Bhavnani, LLC (LOC - Mellon 1st Business Bank, N.A.)              0.60          5/01/2038          16,760
                                                                                                           ----------
            REITs - DIVERSIFIED (0.2%)
   15,100   New York Housing Finance Agency
             (LOC - Landesbank Hessen-Thuringen)                              0.47          5/01/2042          15,100
                                                                                                           ----------
            RESEARCH & CONSULTING SERVICES (0.3%)
   16,955   Fuller Road Management Corp. (LOC - Key Bank, N.A.)               3.10          7/01/2037          16,955
                                                                                                           ----------
            SALES TAX (0.1%)
    7,750   Arista Metropolitan District (LOC - Compass Bank)                 0.95         12/01/2030           7,750
                                                                                                           ----------

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            SINGLE FAMILY HOUSING (1.0%)
  $28,600   California Housing Finance Agency (LIQ)(INS)                      1.50%         8/01/2022      $   28,600
   34,750   Wisconsin Housing & EDA (LIQ)(INS)                                1.30          9/01/2032          34,750
                                                                                                           ----------
                                                                                                               63,350
                                                                                                           ----------
            SOFT DRINKS (0.1%)
    4,500   Blackfoot IDC (LOC - Key Bank, N.A.)                              3.00         11/01/2027           4,500
                                                                                                           ----------
            SOLID WASTE DISPOSAL (0.8%)
    2,500   Illinois Finance Auth. (LOC - Associated Bank, N.A.)              3.25          7/01/2026           2,500
   45,000   Pasco County (LIQ)(INS)                                           2.10         10/01/2020          45,000
                                                                                                           ----------
                                                                                                               47,500
                                                                                                           ----------
            SPECIAL ASSESSMENT/TAX/FEE (1.0%)
   18,000   Austin (LOC - Dexia Credit Local)                                 1.00         11/15/2029          18,000
    2,935   Lake Oswego Redevelopment Agency
             (LOC - Wells Fargo Bank, N.A.)                                   0.55          6/01/2020           2,935
   13,445   Sheridan Redevelopment Agency (LOC - Citibank, N.A.)              2.25         12/01/2029          13,445
   14,965   Timber Ridge Affordable Housing Corp.
             (LOC - U.S. Bank, N.A.)                                          0.60         12/01/2032          14,965
   15,035   Township of Derry Commercial IDA (LOC - PNC Bank, N.A.)           0.63         11/01/2030          15,035
                                                                                                           ----------
                                                                                                               64,380
                                                                                                           ----------
            SPECIALIZED CONSUMER SERVICES (0.5%)
    6,705   Chicago Enterprise Zone (LOC - RBS Citizens, N.A.)                3.50         12/01/2032           6,705
   23,405   Saber Management, LLC (LOC - RBS Citizens, N.A.)                  1.50          8/01/2056          23,405
                                                                                                           ----------
                                                                                                               30,110
                                                                                                           ----------
            SPECIALTY STORES (0.5%)
   22,660   Cooperative District of the City of Prattville
             (LOC - Regions Bank)                                             5.00          6/01/2026          22,660
    6,085   D&H Enterprises of Ohio, LLC (LOC - National City Bank)           1.05         12/01/2025           6,085
                                                                                                           ----------
                                                                                                               28,745
                                                                                                           ----------
            STEEL (0.7%)
    7,795   Klein Steel Services, Inc.
             (LOC - Manufacturers & Traders Trust Co.)                        1.45          8/01/2025           7,795
    3,665   Metaltec Steel Abrasive Co. (LOC - Comerica Bank, N.A.)           1.30         11/01/2034           3,665
   26,500   Millport IDA (LOC - Regions Bank)                                 3.50         12/01/2037          26,500
    2,500   Mississippi Business Finance Corp.
             (LOC - Federal Home Loan Bank of Dallas)                         1.00          7/01/2020           2,500
                                                                                                           ----------
                                                                                                               40,460
                                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            TECHNOLOGY DISTRIBUTORS (0.1%)
  $ 7,905   Fresno Leasing, LLC (LOC - Manufacturers &
             Traders Trust Co.)                                               1.45%        11/17/2030      $    7,905
                                                                                                           ----------
            TEXTILES (0.1%)
    4,220   Superior Health Linens, Inc. & Superior Health Textiles
             Properties, LLP (LOC - Associated Bank, N.A.)                    1.00         12/01/2024           4,220
                                                                                                           ----------
            TIRES & RUBBER (0.0%)
    2,505   West Virginia EDA (LOC - JPMorgan Chase Bank, N.A.)               1.50         12/01/2015           2,505
                                                                                                           ----------
            TOLL ROADS (1.2%)
   72,470   Triborough Bridge and Tunnel Auth.
             (LOC - Bayerische Landesbank)                                    0.90          1/01/2032          72,470
                                                                                                           ----------
            WATER UTILITIES (0.3%)
   14,100   Basic Water Co., LLC (LOC - U.S. Bank, N.A.)                      0.55          8/01/2024          14,100
    4,500   Union Springs Wastewater Treatment Plant, LLC
             (LOC - Regions Bank)                                             4.08          7/01/2037           4,500
                                                                                                           ----------
                                                                                                               18,600
                                                                                                           ----------
            WATER/SEWER UTILITY (0.5%)
    7,575   Harrisburg Auth. (LIQ)(INS)                                       2.50          7/15/2029           7,575
   13,530   Hesperia Public Financing Auth.
             (LOC - Bank of America, N.A.)                                    0.60          6/01/2026          13,530
    2,969   Kern Water Bank Auth.
             (LOC - Wells Fargo Bank, N.A.)                                   0.40          7/01/2028           2,969
    7,820   Olivenhain Municipal Water District
             (LOC - Bank of America, N.A.)                                    0.60          6/01/2022           7,820
                                                                                                           ----------
                                                                                                               31,894
                                                                                                           ----------
            Total Variable-Rate Demand Notes (cost: $5,118,613)                                             5,118,613
                                                                                                           ----------

            ADJUSTABLE-RATE NOTES (0.5%)

            CONSUMER FINANCE (0.5%)
   30,000   American Honda Finance Corp.(a) (cost: $30,000)                   0.76          9/18/2009          30,000
                                                                                                           ----------

            TOTAL INVESTMENTS (COST: $6,111,846)                                                           $6,111,846
                                                                                                           ==========

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2009

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in
    Note 1 to the financial statements.

    The cost of securities at July 31, 2009, for federal income tax purposes, was $6,111,846.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

    PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ABS      Asset-Backed Financing
    EDA      Economic Development Authority
    EDB      Economic Development Board
    EDC      Economic Development Corp.
    ESOP     Employee Stock Ownership Plan
    IDA      Industrial Development Authority/Agency
    IDB      Industrial Development Board
    IDC      Industrial Development Corp.
    REIT     Real Estate Investment Trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

    consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Sempra Energy.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Branch Banking & Trust Co., Citibank, N.A., Comerica Bank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., Key Bank, N.A., PNC Bank, N.A., U.S. Bank, N.A., Wachovia Bank, N.A., or Wells Fargo Bank, N.A.

    (INS) Principal and interest payments are insured by: Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

    (b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

July 31, 2009

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)    $6,111,846
  Cash                                                                             6
  Receivables:
     Capital shares sold                                                      21,430
     Interest                                                                  8,806
     Securities sold                                                          14,450
  Prepaid expense (Note 1G)                                                      302
                                                                          ----------
         Total assets                                                      6,156,840
                                                                          ----------
LIABILITIES
  Payables:
     Securities purchased                                                     26,526
     Capital shares redeemed                                                  16,118
     Dividends on capital shares                                                  84
  Accrued management fees                                                      1,243
  Accrued transfer agent's fees                                                  343
  Other accrued expenses and payables                                            233
                                                                          ----------
         Total liabilities                                                    44,547
                                                                          ----------
             Net assets applicable to capital shares outstanding          $6,112,293
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $6,112,269
  Accumulated undistributed net investment income                                 24
                                                                          ----------
             Net assets applicable to capital shares outstanding          $6,112,293
                                                                          ==========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                          6,112,268
                                                                          ==========
  Net asset value, redemption price, and offering price per share         $     1.00
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended July 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                       $145,700
                                                                        --------
EXPENSES
  Management fees                                                         14,245
  Administration and servicing fees                                        5,935
  Transfer agent's fees                                                   12,906
  Custody and accounting fees                                                815
  Postage                                                                    597
  Shareholder reporting fees                                                 239
  Trustees' fees                                                              10
  Registration fees                                                          121
  Professional fees                                                          220
  Guarantee program fee (Note 1G)                                          2,014
  Other                                                                      111
                                                                        --------
     Total expenses                                                       37,213
  Expenses paid indirectly                                                   (24)
                                                                        --------
     Net expenses                                                         37,189
                                                                        --------
NET INVESTMENT INCOME                                                    108,511
                                                                        --------

NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                           24
                                                                        --------
  Increase in net assets resulting from operations                      $108,535
                                                                        ========

See accompanying notes to financial statements.

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended July 31,
--------------------------------------------------------------------------------

                                                                          2009                 2008
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                            $   108,511          $   197,684
  Net realized gain on investments                                          24                    8
                                                                   --------------------------------
     Increase in net assets resulting from operations                  108,535              197,692
                                                                   --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (108,519)            (197,691)
                                                                   --------------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          5,068,465            5,229,661
  Reinvested dividends                                                 107,067              195,021
  Cost of shares redeemed                                           (4,896,437)          (4,653,962)
                                                                   --------------------------------
     Increase in net assets from capital share transactions            279,095              770,720
                                                                   --------------------------------
  Net increase in net assets                                           279,111              770,721

NET ASSETS
  Beginning of year                                                  5,833,182            5,062,461
                                                                   --------------------------------
  End of year                                                      $ 6,112,293          $ 5,833,182
                                                                   ================================
Accumulated undistributed net investment income:                   $        24          $         8
                                                                   ================================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                        5,068,465            5,229,661
  Shares issued for dividends reinvested                               107,067              195,021
  Shares redeemed                                                   (4,896,437)          (4,653,962)
                                                                   --------------------------------
     Increase in shares outstanding                                    279,095              770,720
                                                                   ================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost, which approximates market value.

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

        and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    The following is a summary of the inputs used to value the Fund's assets as of July 31, 2009:

                                                                             SIGNIFICANT
                                                     OTHER SIGNIFICANT      UNOBSERVABLE
                                 QUOTED PRICES       OBSERVABLE INPUTS            INPUTS
INVESTMENTS*                         (LEVEL 1)               (LEVEL 2)         (LEVEL 3)
----------------------------------------------------------------------------------------
Money Market Instruments:
  Fixed Rate Instruments                    $-          $  160,000,000               $-
  Commercial Paper                           -             743,233,000                -
  Put Bonds                                  -              60,000,000                -
  Variable-Rate Demand Notes                 -           5,118,613,000                -
  Adjustable Rate Notes                      -              30,000,000                -
----------------------------------------------------------------------------------------
Total                                       $-          $6,111,846,000               $-
----------------------------------------------------------------------------------------

    *Refer to the portfolio of investments for a detailed list of the Fund's investments.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of July 31, 2009.

G. GUARANTEE PROGRAM -- On April 10, 2009, the Trust's Board of Trustees approved the continuation of the Fund's participation in the U.S.
    Department of the Treasury's (the U.S. Treasury) Temporary Guarantee Program for Money Market Funds (the Program) through September 18, 2009. Subject to certain terms and conditions, the Program provides coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008. If the Fund's NAV declines to below $0.995 after that date (Guarantee Event), the Program will provide coverage to Fund shareholders for up to $1 per share for the lesser of either the number of shares the shareholder held in the Fund at the close of business on that date or the number of shares the shareholder holds on the date that the Guarantee Event occurs. Fund shares acquired after September 19, 2008, generally are not covered under the Program. Additionally, shareholders not invested in the Fund on September 19, 2008, or shareholders who had a zero balance after September 19, 2008, will not be covered under the Program. As a requirement of continued participation in the Program, the Fund has agreed to liquidate within approximately 30 days if a Guarantee Event occurs. Participation in the Program does not guarantee a $1 NAV upon redemption or liquidation of shares. The amount of coverage is dependent on the availability of assets in the Exchange Stabilization Fund as determined by the U.S. Treasury. The Fund will be responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    effect for the Fund. The participation fee for the term of the Program (September 19, 2008, through September 18, 2009) is 0.04% of the number of shares outstanding of the Fund as of September 19, 2008. For the year ended July 31, 2009, the Fund paid participation fees of $2,316,000, of which $2,014,000 has been expensed on the statement of operations. The balance of $302,000 will be expensed through September 18, 2009, and is recorded as of July 31, 2009, as a prepaid expense on the statement of assets and liabilities.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2009, these custodian and other bank credits reduced the Fund's expenses by $24,000.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

K. SUBSEQUENT EVENTS -- Effective July 31, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued and categorizes subsequent events as recognized or non-recognized for financial

================================================================================

44  | USAA MONEY MARKET FUND

================================================================================

    statement purposes. The Fund has evaluated subsequent events through September 18, 2009, the date the financial statements were issued, and has determined that there were no events that required recognition or disclosure in the Fund's financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2009, the Fund paid CAPCO facility fees of $28,000, which represents 17.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for dividend distributions resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $24,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2009, and 2008, was as follows:

                                              2009                      2008
                                          -------------------------------------
Ordinary income*                          $108,519,000             $197,691,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                          $727,000

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the

================================================================================

46  | USAA MONEY MARKET FUND

================================================================================

year ended July 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of July 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the year ended July 31, 2009, the Fund incurred management fees, paid or payable to the Manager, of $14,245,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended July 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $5,935,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2009, the Fund reimbursed the Manager $147,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $12,906,000.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2009, USAA and its affiliates owned 4,000 shares (less than 0.1%) of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, Financial Accounting Standards Board (FASB) issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined

================================================================================

48  | USAA MONEY MARKET FUND

================================================================================

    that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager has evaluated SFAS 161, and due to the Fund's investment restrictions pertaining to derivative instruments, has determined that there is no impact on the Fund's financial statement disclosures.

================================================================================
                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                               YEAR ENDED JULY 31,
                                -------------------------------------------------------------------------------
                                      2009              2008             2007             2006             2005
                                -------------------------------------------------------------------------------
Net asset value at
   beginning of period          $     1.00       $      1.00       $     1.00       $     1.00       $     1.00
                                -------------------------------------------------------------------------------
Income from investment
   operations:
   Net investment income               .02               .04              .05              .04              .02
   Net realized and
      unrealized gain                  .00(a)            .00(a)           .00(a),(b)       .00(a)           .00(a)
                                -------------------------------------------------------------------------------

Total from investment
   operations                          .02               .04              .05              .04              .02
                                -------------------------------------------------------------------------------
Less distributions from:
   Net investment income              (.02)             (.04)            (.05)            (.04)            (.02)
                                -------------------------------------------------------------------------------
Net asset value at
   end of period                $     1.00        $     1.00       $     1.00       $     1.00       $     1.00
                                ===============================================================================

Total return (%)*                     1.86              3.70             4.91(b)          3.99             1.93
Net assets at
   end of period (000)          $6,112,293        $5,833,182       $5,062,461       $4,393,245       $2,960,026
Ratios to average
   net assets:**
   Expenses (%)(c)                     .63               .57              .58              .58              .60
   Net investment income (%)          1.83              3.60             4.81             3.98             1.91

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 **  For the year ended July 31, 2009, average net assets were $5,936,852,000.
(a)  Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, the Manager reimbursed the Fund $1,000 for a loss incurred from the sale of a portion of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The reimbursement had no effect on the Fund's per share net realized gain or total return.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

50  | USAA MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

July 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2009, through July 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                          BEGINNING             ENDING            DURING PERIOD*
                                        ACCOUNT VALUE        ACCOUNT VALUE      FEBRUARY 1, 2009 -
                                       FEBRUARY 1, 2009      JULY 31, 2009        JULY 31, 2009
                                       -----------------------------------------------------------
Actual                                    $1,000.00            $1,005.60              $3.18

Hypothetical
  (5% return before expenses)              1,000.00             1,021.62               3.21

* Expenses are equal to the Fund's annualized expense ratio of 0.64%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.56% for the six-month period of February 1, 2009, through July 31, 2009.

================================================================================

52  | USAA MONEY MARKET FUND

================================================================================

ADVISORY AGREEMENT

July 31, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

                                                        ADVISORY AGREEMENT |  53

================================================================================

particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

54  | USAA MONEY MARKET FUND

================================================================================

brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services -- was above the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio was above the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided. The Board also noted the level and

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

method of computing the management fee. The Board also took into account the relatively small difference among the expense rankings of the peer group.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the same periods.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits

================================================================================

56  | USAA MONEY MARKET FUND

================================================================================


in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of July 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

58  | USAA MONEY MARKET FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

60  | USAA MONEY MARKET FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr. Gladson also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

62  | USAA MONEY MARKET FUND

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS (2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05); Chief Financial Officer, Metropolitan Mortgage (8/03-7/04).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  63

================================================================================

TRUSTEES                                 Christopher W. Claus
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
                                         Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                           USAA Investment Management Company
INVESTMENT ADVISER,                      P.O. Box 659453
UNDERWRITER, AND                         San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                            State Street Bank and Trust Company
ACCOUNTING AGENT                         P.O. Box 1713
                                         Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                              Ernst & Young LLP
REGISTERED PUBLIC                        100 West Houston St., Suite 1800
ACCOUNTING FIRM                          San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                              Under "Products & Services"
SELF-SERVICE 24/7                        click "Investments," then
AT USAA.COM                              "Mutual Funds"

OR CALL                                  Under "My Accounts" go to
(800) 531-USAA                           "Investments." View account balances,
        (8722)                           or click "I want to...," and select
                                         the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>>  SAVE PAPER AND FUND COSTS
    At USAA.COM Click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23427-0909                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2009 and 2008 were $426,350 and $391,060, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2009 and 2008 were $63,500 and $64,375, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2009 and 2008.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2009 and 2008 were $108,000 and $106,475, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    09/25/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    09/28/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    09/28/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.